Cash Flow Reconciliations	12 Months Ended
Dec. 31, 2020
Cash Flow Reconciliations
Cash Flow Reconciliations

18. Cash Flow Reconciliations

The reconciliations of the Partnership’s financing activities for the three years ended December 31, 2020 are presented in the following tables:

A reconciliation of borrowings arising from financing activities is as follows:

				Deferred
			Non-cash	financing
	Opening balance	Cash flows	items	costs, assets	Total
Borrowings outstanding as of January 1, 2018	1,541,836	—	—	—	1,541,836
Borrowings drawdowns	—	25,940	—	—	25,940
Borrowings repayments	—	(209,336)	—	—	(209,336)
Additions in deferred loan issuance costs	—	(153)	—	50	(103)
Amortization and write-off of deferred loan issuance costs (Note 12)	—	—	7,463	—	7,463
Borrowings outstanding as of December 31, 2018	1,541,836	(183,549)	7,463	50	1,365,800

Borrowings outstanding as of January 1, 2019	1,365,800	—	—	—	1,365,800
Borrowings drawdowns	—	445,000	—	—	445,000
Borrowings repayments	—	(465,195)	—	—	(465,195)
Additions in deferred loan issuance costs	—	(6,173)	(164)	(50)	(6,387)
Amortization and write-off of deferred loan issuance costs (Note 12)	—	—	6,806	—	6,806
Borrowings outstanding as of December 31, 2019	1,365,800	(26,368)	6,642	(50)	1,346,024

Borrowings outstanding as of January 1, 2020	1,346,024	—	—	—	1,346,024
Borrowings drawdowns (Note 6)	—	479,984	—	—	479,984
Borrowings repayments (Note 6)	—	(540,701)	—	—	(540,701)
Additions in deferred loan issuance costs	—	(7,362)	164	—	(7,198)
Amortization and write-off of deferred loan issuance costs (Note 12)	—	—	7,434	—	7,434
Borrowings outstanding as of December 31, 2020	1,346,024	(68,079)	7,598	—	1,285,543

A reconciliation of net derivative assets/liabilities arising from financing activities is as follows:

			Non-cash
	Opening balance	Cash flows	items	Total
Net derivative assets as of January 1, 2018	6,346	—	—	6,346
Unrealized loss on interest rate swaps held for trading (Note 17)	—	—	(833)	(833)
Unrealized loss on forward foreign exchange contracts held for trading (Note 17)	—	—	(578)	(578)
Net derivative assets as of December 31, 2018	6,346	—	(1,411)	4,935

Net derivative assets as of January 1, 2019	4,935	—	—	4,935
Unrealized loss on interest rate swaps held for trading (Note 17)	—	—	(14,381)	(14,381)
Unrealized gain on forward foreign exchange contracts held for trading (Note 17)	—	—	523	523
Net derivative liabilities as of December 31, 2019	4,935	—	(13,858)	(8,923)

Net derivative liabilities as of January 1, 2020	(8,923)	—	—	(8,923)
Proceeds from entering into interest rate swaps	—	(16,056)	—	(16,056)
Payment for interest rate swaps termination	—	13,210	—	13,210
Unrealized loss on interest rate swaps held for trading (Note 17)	—	—	(8,623)	(8,623)
Unrealized gain on forward foreign exchange contracts held for trading (Note 17)	—	—	55	55
Net derivative liabilities as of December 31, 2020	(8,923)	(2,846)	(8,568)	(20,337)